Consolidated Statement of Changes in Stockholders' Equity - EUR (€)	Total	Common Stock	Treasury Stock	Additional Paid-in Capital	Other Comprehensive Income Reserve	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2020		32,890,046	131,414
Beginning balance at Dec. 31, 2020	€ 621,322,017	€ 32,890,046	€ (4,868,744)	€ 748,978,506	€ 2,211,419	€ (157,889,210)
Statement [LineItems]
Capital increase, net of issuance cost (in shares)		1,337,552
Capital Increase, Net of Issuance Cost	84,638,605	€ 1,337,552		83,301,053
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments	2,587,931			2,587,931
Adjustment Balance Carryforward | Increase (decrease) due to corrections of prior period errors	0
Exercise of convertible bonds issued to related parties (in shares)		4,345
Exercise of Stock Options Issued	241,234	€ 4,345		236,889
Transfer of treasury stock for long-term incentive programs (in shares)			(48,260)
Transfer of Treasury Stock for Long-Term Incentive Programs	0		€ 1,783,690	(1,783,690)
Reserves:
Change in Fair Value of Shares through Other Comprehensive Income	0
Foreign Currency Translation Differences from Consolidation	50,546,172				50,546,172
Consolidated Net Profit / (Loss)	(514,460,016)					(514,460,016)
Total Comprehensive Income	(463,913,844)				50,546,172	(514,460,016)
Ending balance (in shares) at Dec. 31, 2021		34,231,943	83,154
Ending balance at Dec. 31, 2021	244,875,943	€ 34,231,943	€ (3,085,054)	833,320,689	52,757,591	(672,349,226)
Statement [LineItems]
Capital Increase, Net of Issuance Cost	0
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments	1,022,786			1,022,786
Adjustment Balance Carryforward | Increase (decrease) due to corrections of prior period errors	0
Exercise of Stock Options Issued	0
Transfer of treasury stock for long-term incentive programs (in shares)			(17,174)
Transfer of Treasury Stock for Long-Term Incentive Programs	0		€ 634,751	(634,751)
Reserves:
Change in Fair Value of Shares through Other Comprehensive Income	0
Foreign Currency Translation Differences from Consolidation	62,569,010				62,569,010
Consolidated Net Profit / (Loss)	(151,058,190)					(151,058,190)
Total Comprehensive Income	€ (88,489,180)				62,569,010	(151,058,190)
Ending balance (in shares) at Dec. 31, 2022	34,165,963	34,231,943	65,980
Ending balance at Dec. 31, 2022	€ 157,409,549	€ 34,231,943	€ (2,450,303)	833,708,724	115,326,601	(823,407,416)
Statement [LineItems]
Capital increase, net of issuance cost (in shares)		3,423,194
Capital Increase, Net of Issuance Cost	96,045,253	€ 3,423,194		92,622,059
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments	5,940,339			5,940,339
Adjustment Balance Carryforward | Increase (decrease) due to corrections of prior period errors	7,672					7,672
Exercise of Stock Options Issued	0
Transfer of treasury stock for long-term incentive programs (in shares)			(12,295)
Transfer of Treasury Stock for Long-Term Incentive Programs	0		€ 454,423	(454,423)
Gain on the Disposal of an Investment	6,271,775			6,271,775
Reserves:
Change in Fair Value of Shares through Other Comprehensive Income	359,458				359,458
Foreign Currency Translation Differences from Consolidation	(27,250,608)				(27,250,608)
Consolidated Net Profit / (Loss)	(189,734,199)					(189,734,199)
Total Comprehensive Income	€ (216,625,349)				(26,891,150)	(189,734,199)
Ending balance (in shares) at Dec. 31, 2023	37,601,452	37,655,137	53,685
Ending balance at Dec. 31, 2023	€ 49,049,239	€ 37,655,137	€ (1,995,880)	€ 938,088,474	€ 88,435,451	€ (1,013,133,943)